Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities
Net income	[1]	$ 2,199	$ 1,758
Adjustment for:
Net interest income	[1],[2]	(4,773)	(4,563)
Depreciation and amortization	[1]	421	406
Provision for credit losses	[1]	962	638
Equity-settled share-based payment expense	[1]	10	9
Net gain on sale of investment securities	[1]	(3)	(44)
Net income from investments in associated corporations	[1]	(46)	(16)
Income tax expense	[1]	533	1,105
Changes in operating assets and liabilities:
Trading assets	[1]	(9,682)	(3,217)
Securities purchased under resale agreements and securities borrowed	[1]	(3,332)	(3,685)
Loans	[1]	(473)	(6,055)
Deposits	[1]	2,645	35,582
Obligations related to securities sold short	[1]	7,552	2,986
Obligations related to securities sold under repurchase agreements and securities lent	[1]	5,230	(6,977)
Net derivative financial instruments	[1]	1,272	1,485
Other, net	[1]	(4,763)	(8,193)
Dividends received	[1]	154	324
Interest received	[1]	14,749	12,618
Interest paid	[1]	(10,327)	(7,254)
Income tax paid	[1]	(31)	(553)
Net cash from/(used in) operating activities	[1]	2,297	16,354
Cash flows from investing activities
Interest-bearing deposits with financial institutions	[1]	21,038	(18,926)
Purchase of investment securities	[1]	(39,777)	(18,562)
Proceeds from sale and maturity of investment securities	[1]	17,859	18,735
Property and equipment, net of disposals	[1]	(146)	(56)
Other, net	[1]	(167)	(262)
Net cash from/(used in) investing activities	[1]	(1,193)	(19,071)
Cash flows from financing activities
Proceeds from issue of subordinated debentures	[1]		337
Redemption of subordinated debentures	[1]	(1,750)
Redemption of preferred shares	[1]	(300)
Proceeds from preferred shares and other equity instruments issued	[1]	1,004
Proceeds from common shares issued	[1]	490	25
Cash dividends and distributions paid	[1]	(1,395)	(1,329)
Distributions to non-controlling interests	[1]	(15)	(23)
Payment of lease liabilities	[1]	(80)	(85)
Other, net	[1]	184	891
Net cash from/(used in) financing activities	[1]	(1,862)	(184)
Effect of exchange rate changes on cash and cash equivalents	[1]	(204)	137
Net change in cash and cash equivalents	[1]	(962)	(2,764)
Cash and cash equivalents at beginning of period	[1],[3]	10,173	11,065
Cash and cash equivalents at end of period	[1],[3]	$ 9,211	$ 8,301

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).